Shareholders' equity (Tables)	12 Months Ended
Mar. 31, 2020
Stockholders' Equity [Abstract]
Changes in shares of common stock outstanding

	Number of Shares
	Year ended March 31
	2018	2019	2020
Common stock outstanding at beginning of year	3,528,429,451	3,392,937,486	3,310,800,799
Decrease of common stock by cancellation of treasury stock	(179,000,000)	(150,000,000)	—
Common stock held in treasury:
Repurchases of common stock	(170,027,391)	(100,020,867)	(299,381,781)
Sales of common stock	201	180	390
Common stock issued to employees	34,115,500	17,894,000	27,168,085
Cancellation of treasury stock	179,000,000	150,000,000	—
Other net change in treasury stock	419,725	(10,000)	—

Common stock outstanding at end of year	3,392,937,486	3,310,800,799	3,038,587,493